USA MUTUALS ALL SEASONS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
SHORT-TERM INVESTMENTS — 42.9%
MONEY MARKET FUNDS - 42.9%
12,687,043	First American Treasury Obligations Fund, Class X, 5.21% (Cost $12,687,043)(a)	$ 12,687,043

	TOTAL INVESTMENTS - 42.9% (Cost $12,687,043)	$ 12,687,043
	OTHER ASSETS IN EXCESS OF LIABILITIES- 57.1%	16,902,754
	NET ASSETS - 100.0%	$ 29,589,797

(a)	Rate disclosed is the seven day effective yield as of June 30, 2024.